Intangible Assets - Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Line Items]
Intangible assets, Gross carrying amount	$ 912,625	$ 626,836
Finite-lived intangible assets, Gross Carrying Amount	772,604	515,115
Finite-lived intangible assets, Accumulated amortization	(256,754)	(165,544)
Intangible assets, Net carrying amount	655,871	461,292	$ 376,976
Finite-lived intangible assets, Net carrying amount	515,850	349,571
Goodwill, Gross carrying amount	1,385,115	943,374
Goodwill, Accumulated amortization	0	0
Goodwill, Net carrying amount	1,385,115	943,374	$ 773,048
Indefinite-Lived Trademarks Not Subject to Amortization [Member]
Intangible Assets [Line Items]
Indefinite-lived intangible assets, Carrying amount	140,021	111,721
Indefinite lived intangible assets, Accumulated amortization	0	0
Indefinite-lived intangible assets, Carrying amount	140,021	111,721
Trademarks [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	19,417	19,438
Finite-lived intangible assets, Accumulated amortization	(7,255)	(3,687)
Finite-lived intangible assets, Net carrying amount	12,162	15,751
Trademarks [Member] | Indefinite-Lived Trademarks Not Subject to Amortization [Member]
Intangible Assets [Line Items]
Indefinite-lived intangible assets, Carrying amount	129,671	103,040
Indefinite lived intangible assets, Accumulated amortization	0	0
Indefinite-lived intangible assets, Carrying amount	129,671	103,040
In-Process/Service Research and Development [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	14,238	10,340
Finite-lived intangible assets, Accumulated amortization	(4,723)	(2,777)
Finite-lived intangible assets, Net carrying amount	9,515	7,563
In-Process/Service Research and Development [Member] | Indefinite-Lived Trademarks Not Subject to Amortization [Member]
Intangible Assets [Line Items]
Indefinite-lived intangible assets, Carrying amount	10,350	8,681
Indefinite lived intangible assets, Accumulated amortization	0	0
Indefinite-lived intangible assets, Carrying amount	10,350	8,681
Customer Relationships [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	309,573	261,914
Finite-lived intangible assets, Accumulated amortization	(61,641)	(46,457)
Finite-lived intangible assets, Net carrying amount	247,932	215,457
Developed Technology [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	416,817	213,017
Finite-lived intangible assets, Accumulated amortization	(170,576)	(102,996)
Finite-lived intangible assets, Net carrying amount	246,241	110,021
Backlog [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	12,559	10,406
Finite-lived intangible assets, Accumulated amortization	$ (12,559)	(9,627)
Finite-lived intangible assets, Net carrying amount		$ 779